LEASE LIABILITIES (Schedule of Reconciliation of Operating Lease Commitments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of finance lease liabilities [Abstract]
Operating Lease commitments at December, 31, 2018 (Note 27)	$ 27,342
Relief option for short term leases	(130)
Relief option for low value assets
Effect of assumed probable lease extension in adoption of IFRS 16	573
Other	(149)
Gross lease liabilities at January 1, 2019	27,636
Discounting	(6,451)
Additional Lease liabilities as a result of the initial application of IFRS 16 at January 1, 2019	$ 21,185
Weighted average discount rate	5.00%